Income Tax/Deferred Tax - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended								24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recovery of income tax paid			$ 4,403,712	$ 3,646,842	$ 866,842	$ 944,338	$ 459,319	$ 433,815
Tax rate on dividends									35.00%
Tarjeta Naranja S.A. [member] | Two Thousand Fourteen And Two Thousand And Sixteen [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax claims nominal value receivable		$ 580,164
Tarjeta Naranja S.A. [member] | Repetition Of Income Tax For Two Thousand And Nineteen [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax claims nominal value receivable		1,364,949
Taretja Cuyana [Member] | Two Thousand Fourteen And Two Thousand And Sixteen [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax claims nominal value receivable		145,478
Tarjetas Regionales S.A. [member] | Two Thousand And Seventeen [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax claims nominal value receivable		326,498
Tarjetas Regionales S.A. [member] | Two Thousand And Eighteen [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax claims nominal value receivable		$ 973,843
Real estate [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of personal property and remaining assets qualify as inventories				8.00%
Percentage of real estate qualify as inventories				15.00%
Personal property and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of personal property and remaining assets qualify as inventories				10.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	30.00%	25.00%	30.00%	35.00%
Tax rate on dividends		13.00%							7.00%